Share-Based Payments - Schedule of Exercise Prices and Exercise Periods of Share Options Outstanding (Details)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Exercise Prices and Exercise Periods of Share Options Outstanding [Line items]
Number of options	2,152,227	2,607,571	3,263,648
Exercise price per share (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
15 Aug 2018–15 Aug 2028 [Member]
Schedule of Exercise Prices and Exercise Periods of Share Options Outstanding [Line items]
Number of options	1,983,383	2,360,420
Exercise price per share (in Dollars per share)	$ 0.01	$ 0.01
15 May 2019–15 May 2029 [Member]
Schedule of Exercise Prices and Exercise Periods of Share Options Outstanding [Line items]
Number of options	159,712	232,719
Exercise price per share (in Dollars per share)	$ 0.01	$ 0.01
16 Sept 2019-16 Sept 2029 [Member]
Schedule of Exercise Prices and Exercise Periods of Share Options Outstanding [Line items]
Number of options	9,132	14,432
Exercise price per share (in Dollars per share)	$ 0.01	$ 0.01
26 Nov 2025–26 Nov 2035 [Member]
Schedule of Exercise Prices and Exercise Periods of Share Options Outstanding [Line items]
Number of options	633,243
Exercise price per share (in Dollars per share)	$ 63.35